Condensed Consolidated Statements of Operations - USD ($)			3 Months Ended	9 Months Ended			12 Months Ended
		Jan. 18, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Sales					$ 324,000	$ 39,000	$ 82,000	$ 0
Cost of goods sold					249,000	8,000	91,000
Gross profit (loss)					75,000	31,000	(9,000)
Operating expenses:
Research and development					2,245,000	358,000	1,079,000
Selling, general and administrative					15,493,000	4,223,000	6,547,000	3,367,000
Depreciation					392,000	182,000	287,000	0
Total operating expenses					18,130,000	4,763,000	7,913,000	3,367,000
Loss from operations					(18,055,000)	(4,732,000)	(7,922,000)	(3,367,000)
Other income (expense):
Management fee income					62,000	21,000	35,000
Convertible notes fair value adjustment					5,067,000	0
Warrant fair value adjustment					(10,000)	0
Debt extinguishment expense					(1,485,000)
Interest expense, net					(3,267,000)	(317,000)	(522,000)	(39,000)
Loss before income taxes					(27,822,000)	(5,028,000)	(8,409,000)	(3,406,000)
Income tax expense					0	0	0	0
Net income (loss)					$ (27,822,000)	$ (5,028,000)	$ (8,409,000)	$ (3,406,000)
Weighted average shares outstanding, basic and diluted					9,886,283	10,033,298	9,997,049	9,798,949
Net loss attributable to stockholders (Note 13):
Basic and diluted net income (loss) per share					$ (2.81)	$ (0.50)	$ (0.84)	$ (0.35)
LEO HOLDINGS III CORP [Member]
Operating expenses:
General and administrative expenses		$ 10,484	$ 716,502	$ 1,302,878
General and administrative expenses—related party			46,177	83,738
Loss from operations			(762,679)	(1,386,616)
Other income (expense):
Warrant fair value adjustment			4,225,000	811,667
Offering costs associated with issuance of warrants			0	(275,622)
Net gain from investments held in Trust Account			6,933	13,714
Net income (loss)		$ (10,484)	3,469,254	(836,857)
Weighted average shares outstanding, basic and diluted	[1],[2]	6,000,000
Net loss attributable to stockholders (Note 13):
Basic and diluted net income (loss) per share		$ 0.00
Class A Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Other income (expense):
Net income (loss)			$ 2,775,403	$ (646,698)
Weighted average shares outstanding, basic and diluted			27,500,000	22,880,859
Net loss attributable to stockholders (Note 13):
Basic and diluted net income (loss) per share			$ 0.10	$ (0.03)
Class B Ordinary Shares [Member] | LEO HOLDINGS III CORP [Member]
Other income (expense):
Net income (loss)			$ 693,851	$ (190,159)
Weighted average shares outstanding, basic and diluted			6,875,000	6,728,027
Net loss attributable to stockholders (Note 13):
Basic and diluted net income (loss) per share			$ 0.10	$ (0.03)

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.